Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 Asset Agreement
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements	38
Number of precious metal purchase agreements	30
Number of early deposit long-term purchase agreements	3
Number of royalty long-term precious metal purchase agreements	5
Number of mining companies engaged in precious metal purchase agreements	32
Number of currently operating mining assets | Asset	18
Number of mining assets under various stages of development | Asset	23
Number of countries operating mining assets | Asset	16
Number of mining assets placed in care and maintenance | Asset	4